Summary of significant accounting policies (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Subscription revenue
Minimum contractual term (in years)	1 year
Maximum contractual term (in years)	3 years
Average pre-billed duration of new subscription sales	1 year 1 month 6 days	1 year 3 months 18 days
Amortization period of deferred costs (in years)	5 years